OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Other Assets [Abstract]
Schedule of Other Current Assets

	Successor (Consolidated)	Successor (Consolidated)
(in thousands of $)	June 30, 2023	December 31, 2022
Prepaid expenses	1,241	465
Other receivables (1)	2,787	3,293
Other current assets	4,028	3,758
(1) Included in “other receivables” for the period ended June 30, 2023 and year ended December 31, 2022 is the current portion of compensation of the debt guarantees provided by Golar of the payment obligations of two of the acquired subsidiaries' debt related to two LNG carriers, Golar Ice and Golar Kelvin.